LOANS AND BORROWINGS, Reconciliation of Loans and Borrowings (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of Change in Borrowings [Abstract]
Balance	$ 543,030
Additions	950,538
Repayments	(518,254)
Balance	975,314
Lease Liabilities [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	506,573
Additions	950,538
Repayments	(512,660)
Balance	944,451
Other Loans and Borrowings [Member]
Reconciliation of Change in Borrowings [Abstract]
Balance	36,457
Additions	0
Repayments	(5,594)
Balance	$ 30,863